UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08603

Name of Fund: BlackRock Debt Strategies Fund, Inc. (DSU)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Debt Strategies Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28/2011

Date of reporting period: 05/31/2011

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2011 (Unaudited)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ARES CLO Funds, Series 2005- 10A, Class B, 0.64%, 9/18/17 (a)(b)	USD	1,250	$1,109,487
Ballyrock CDO Ltd., Series 2006- 1A, Class B, 0.60%, 8/28/19 (a)(b)		1,000	882,500
CSAM Funding, Series 2A, Class B1, 7.05%, 10/15/16		625	631,250
Canaras Summit CLO Ltd., Series 2007-1A, Class B, 0.73%, 6/19/21 (a)(b)		1,225	1,034,206
Gannett Peak CLO Ltd., Series 2006-1X, Class A2, 0.66%, 10/27/20 (b)		940	808,400
Greyrock CDO Ltd., Series 2005- 1X, Class A2L, 0.68%, 11/15/17 (b)		1,980	1,739,034
Portola CLO Ltd., Series 2007-1X, Class B1, 1.76%, 11/15/21 (b)		1,245	1,120,500
T2 Income Fund CLO Ltd., Series 2007-1A, Class B, 0.88%, 7/15/19 (a)(b)		1,075	972,639
Total Asset-Backed Securities – 1.8%			8,298,016

Common Stocks (c)		Shares
Chemicals — 0.0%
GEO Specialty Chemicals, Inc.		339,340	130,273
Wellman Holdings, Inc.		906	2,944
Wellman, Inc. (d) (acquired 1/30/09, cost $1,027)		4,467	14,518
			147,735
Containers & Packaging — 0.1%
Smurfit Kappa Plc		36,342	450,824
Diversified Financial Services — 1.4%
Preferred Term Securities VI, Ltd. (a)		35,000	1,750
Kcad Holdings I Ltd.		493,499,609	6,795,489
			6,797,239
Electrical Equipment — 0.0%
Medis Technologies Ltd.		286,757	4,875
Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc.		2,753	11,012
HRP PIK Corp., Class B (a)		5,000	50
			11,062

Common Stocks (c)		Shares	Value
Metals & Mining — 0.2%
Euramax International		2,337	$736,249
Paper & Forest Products — 1.1%
Ainsworth Lumber Co. Ltd.		294,149	910,819
Ainsworth Lumber Co. Ltd. (a)		1,233,901	3,820,718
Western Forest Products, Inc. (a)		211,149	193,964
			4,925,501
Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp., Class B		4,892	101,705
Software — 0.2%
Bankruptcy Management Solutions, Inc.		1,870	19
HMH Holdings/EduMedia		159,199	795,995
			796,014
Specialty Retail — 0.0%
Movie Gallery, Inc.		503,737	504
Total Common Stocks – 3.0%			13,971,708

Corporate Bonds		Par (000)
Aerospace & Defense — 0.8%
Bombardier, Inc., 7.75%, 3/15/20 (a)	USD	1,750	1,977,500
Kratos Defense & Security Solutions, Inc.:
10.00%, 6/01/17		1,000	1,100,000
10.00%, 6/01/17 (a)		684	752,400
			3,829,900
Airlines — 0.6%
Air Canada, 9.25%, 8/01/15 (a)		1,060	1,101,075
Delta Air Lines, Inc., Series B, 9.75%, 12/17/16		902	955,902
United Air Lines, Inc., 12.75%, 7/15/12		786	859,320
			2,916,297
Auto Components — 1.5%
B-Corp Merger Sub, Inc., 8.25%, 6/01/19 (a)(e)		170	171,912
Delphi Corp., 6.13%, 5/15/21 (a)		560	560,000
Icahn Enterprises LP:
7.75%, 1/15/16		320	328,800
8.00%, 1/15/18		5,260	5,417,800
Pittsburgh Glass Works LLC, 8.50%, 4/15/16 (a)		260	269,750

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
USD	US Dollar

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2011	1

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Auto Components (concluded)
Venture Holdings Co. LLC (c)(f):
12.00%, 6/01/09	USD	4,450	$445
Series B, 9.50%, 7/01/05		1,800	180
			6,748,887
Beverages — 0.1%
Crown European Holdings SA, 7.13%, 8/15/18 (a)	EUR	410	616,582
Biotechnology — 0.1%
QHP Pharma, 10.25%, 3/15/15 (a)	USD	362	369,109
Building Products — 0.8%
Associated Materials LLC, 9.13%, 11/01/17 (a)		370	382,487
Building Materials Corp. of America (a):
7.00%, 2/15/20		940	982,300
6.75%, 5/01/21		790	795,925
Momentive Performance Materials, Inc., 9.00%, 1/15/21 (a)		1,445	1,546,150
			3,706,863
Capital Markets — 0.7%
American Capital Ltd., 7.96%, 12/31/13 (g)		1,175	1,208,276
E*Trade Financial Corp.:
12.50%, 11/30/17 (h)		230	276,575
4.01%, 8/31/19 (a)(i)(j)		593	906,549
KKR Group Finance Co., 6.38%, 9/29/20 (a)		540	576,079
			2,967,479
Chemicals — 4.2%
American Pacific Corp., 9.00%, 2/01/15		1,490	1,460,200
American Rock Salt Co. LLC, 8.25%, 5/01/18 (a)		224	226,800
Celanese US Holdings LLC, 5.88%, 6/15/21		570	582,825
GEO Specialty Chemicals, Inc. (a):
7.50%, 3/31/15 (h)(i)		4,171	4,170,787
10.00%, 3/31/15		4,106	3,797,680
Hexion U.S. Finance Corp.:
8.88%, 2/01/18		1,330	1,428,088
9.00%, 11/15/20		670	720,250
Huntsman International LLC, 8.63%, 3/15/21		600	671,250
OXEA Finance/Cy SCA, 9.50%, 7/15/17 (a)		465	514,406
Omnova Solutions, Inc., 7.88%, 11/01/18 (a)		725	733,156
Wellman Holdings, Inc., Subordinate Note (h):
(Second Lien), 10.00%, 1/29/19		2,978	4,139,420

Corporate Bonds		Par (000)	Value
Chemicals (concluded)
Wellman Holdings, Inc., Subordinate Note (i) (concluded):
(Third Lien), 5.00%, 1/29/19 (h)	USD	1,002	$711,478
			19,156,340
Commercial Banks — 2.0%
CIT Group, Inc.:
7.00%, 5/01/14		229	232,361
7.00%, 5/01/16		2,655	2,664,956
7.00%, 5/01/17		6,370	6,393,888
			9,291,205
Commercial Services & Supplies — 1.0%
AWAS Aviation Capital Ltd., 7.00%, 10/15/16 (a)		842	873,127
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (a)		865	897,438
The Geo Group, Inc., 7.75%, 10/15/17		850	911,625
Mobile Mini, Inc., 7.88%, 12/01/20 (a)		640	676,800
RSC Equipment Rental, Inc., 10.00%, 7/15/17 (a)		970	1,099,737
West Corp., 8.63%, 10/01/18 (a)		315	331,931
			4,790,658
Communications Equipment — 0.5%
Avaya, Inc.:
9.75%, 11/01/15		360	373,950
10.13%, 11/01/15 (h)		1,070	1,112,800
7.00%, 4/01/19 (a)		255	249,263
EH Holding Corp., 6.50%, 6/15/19 (a)(e)		600	606,750
			2,342,763
Construction Materials — 0.2%
Nortek, Inc., 10.00%, 12/01/18 (a)		880	915,200
Consumer Finance — 0.8%
Credit Acceptance Corp., 9.13%, 2/01/17		570	618,450
Ford Motor Credit Co. LLC:
3.03%, 1/13/12 (b)		2,680	2,696,991
7.00%, 4/15/15		280	305,872
6.63%, 8/15/17		148	161,303
			3,782,616
Containers & Packaging — 2.4%
Ardagh Packaging Finance Plc, 7.38%, 10/15/17 (a)	EUR	485	717,157
Ball Corp., 6.75%, 9/15/20	USD	625	664,844
Berry Plastics Corp.:
8.25%, 11/15/15		2,100	2,252,250
9.75%, 1/15/21		1,145	1,146,431

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2011	2

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Containers & Packaging (concluded)
Beverage Packaging Holdings Luxembourg II SA, 8.00%, 12/15/16	EUR	260	$368,554
Smurfit Kappa Acquisitions:
7.25%, 11/15/17 (a)		830	1,233,272
7.75%, 11/15/19		2,300	3,450,601
7.75%, 11/15/19 (a)		785	1,177,705
			11,010,814
Diversified Financial Services — 3.5%
Ally Financial, Inc.:
5.38%, 6/06/11	USD	436	627,447
7.50%, 12/31/13		90	97,200
8.30%, 2/12/15		1,330	1,482,950
8.00%, 3/15/20		170	187,638
7.50%, 9/15/20		1,990	2,141,737
8.00%, 11/01/31		1,530	1,678,852
8.00%, 11/01/31		3,660	4,053,450
Archimedes Funding III Ltd., 5.50%, 11/29/11 (a)		2,636	711,696
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		665	733,163
Reynolds Group DL Escrow, Inc. (a):
8.50%, 10/15/16		1,130	1,209,100
8.50%, 10/15/16	EUR	221	333,545
Reynolds Group Issuer, Inc. (a):
8.50%, 10/15/16		650	981,016
7.13%, 4/15/19	USD	205	213,200
6.88%, 2/15/21		920	948,750
8.25%, 2/15/21		800	814,000
			16,213,744
Diversified Telecommunication Services — 1.1%
ITC Deltacom, Inc., 10.50%, 4/01/16		1,010	1,090,800
Level 3 Escrow, Inc., 8.13%, 7/01/19 (a)(e)		920	929,200
Level 3 Financing, Inc., 8.75%, 2/15/17		2,160	2,224,800
tw telecom Holdings, Inc., 8.00%, 3/01/18		690	749,512
			4,994,312
Electric Utilities — 0.2%
IPALCO Enterprises, Inc., 7.25%, 4/01/16 (a)		775	869,938
Electronic Equipment, Instruments & Components — 0.2%
CDW LLC, 8.00%, 12/15/18 (a)		820	879,450
Muzak Holdings, LLC, 13.00%, 3/15/10 (c)(f)		2,675	268
			879,718

Corporate Bonds	Par (000)		Value
Energy Equipment & Services — 0.8%
Compagnie Generale de Geophysique-Veritas, 7.50%, 5/15/15	USD	155	$158,875
Frac Tech Services LLC, 7.13%, 11/15/18 (a)		1,190	1,261,400
Key Energy Services, Inc., 6.75%, 3/01/21		740	749,250
MEG Energy Corp., 6.50%, 3/15/21 (a)		950	957,125
Oil States International, Inc., 6.50%, 6/01/19 (a)(e)		645	649,031
			3,775,681
Food & Staples Retailing — 0.5%
BI-LO LLC, 9.25%, 2/15/19 (a)		400	414,000
Rite Aid Corp., 9.75%, 6/12/16		1,590	1,776,825
			2,190,825
Food Products — 0.4%
Blue Merger Sub, Inc., 7.63%, 2/15/19 (a)		1,730	1,765,681
JBS USA LLC, 7.25%, 6/01/21 (a)		210	205,800
			1,971,481
Gas Utilities — 0.1%
Targa Resources Partners LP, 6.88%, 2/01/21 (a)		485	483,181
Health Care Equipment & Supplies — 0.5%
DJO Finance LLC:
10.88%, 11/15/14		1,270	1,371,600
7.75%, 4/15/18 (a)		1,020	1,048,050
			2,419,650
Health Care Providers & Services — 1.8%
Aviv Healthcare Properties LP, 7.75%, 2/15/19 (a)		455	465,238
Crown Newco 3 Plc, 7.00%, 2/15/18 (a)	GBP	108	177,660
HCA, Inc.:
7.88%, 2/15/20	USD	1,210	1,330,244
7.25%, 9/15/20		265	288,850
inVentiv Health, Inc., 10.00%, 8/15/18 (a)		405	421,706
Omnicare, Inc., 6.88%, 12/15/15		1,055	1,084,012
Tenet Healthcare Corp.:
9.00%, 5/01/15		680	740,350
8.88%, 7/01/19		3,280	3,649,000
			8,157,060
Health Care Technology — 1.0%
IMS Health, Inc., 12.50%, 3/01/18 (a)		3,205	3,813,950

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2011	3

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Health Care Technology (concluded)
MedAssets, Inc., 8.00%, 11/15/18 (a)	USD	620	$639,375
			4,453,325
Hotels, Restaurants & Leisure — 1.2%
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18		460	425,500
Diamond Resorts Corp., 12.00%, 8/15/18 (a)		1,040	1,120,600
HRP Myrtle Beach Holdings LLC, 14.50%, 4/01/14 (a)(c)(f)		6,892	689
HRP Myrtle Beach Operations LLC (a)(c)(f):
7.38%, 4/01/12		5,000	500
11.89%, 4/01/13		5,000	500
Little Traverse Bay Bands of Odawa Indians, 9.00%, 8/31/20 (a)		609	548,100
MGM Resorts International, 11.13%, 11/15/17		1,340	1,554,400
Travelport LLC, 4.94%, 9/01/14 (b)		2,160	1,879,200
Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (c)(f)		530	53
			5,529,542
Household Durables — 1.0%
Beazer Homes USA, Inc.:
12.00%, 10/15/17		1,700	1,921,000
9.13%, 6/15/18		185	175,750
Jarden Corp., 7.50%, 5/01/17		835	889,275
Standard Pacific Corp.:
8.38%, 5/15/18		530	539,275
8.38%, 1/15/21		1,280	1,283,200
			4,808,500
IT Services — 0.9%
Eagle Parent Canada, Inc., 8.63%, 5/01/19 (a)		1,320	1,334,850
First Data Corp.:
9.88%, 9/24/15		110	113,300
7.38%, 6/15/19 (a)		1,480	1,505,900
12.63%, 1/15/21 (a)		1,064	1,157,100
			4,111,150
Independent Power Producers & Energy Traders — 2.6%
AES Corp., 9.75%, 4/15/16		805	931,787
Calpine Corp., 7.50%, 2/15/21 (a)		945	982,800
Energy Future Holdings Corp., 10.00%, 1/15/20		3,190	3,453,679
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		2,515	2,735,460

Corporate Bonds	Par (000)		Value
Independent Power Producers & Energy Traders (concluded)
NRG Energy, Inc., 7.63%, 1/15/18 (a)	USD	3,760	$3,797,600
			11,901,326
Industrial Conglomerates — 1.6%
Sequa Corp. (a):
11.75%, 12/01/15		2,850	3,049,500
13.50%, 12/01/15 (h)		4,023	4,304,444
			7,353,944
Insurance — 0.6%
CNO Financial Group, Inc., 9.00%, 1/15/18 (a)		1,749	1,888,920
Genworth Financial, Inc., 7.63%, 9/24/21		700	730,266
			2,619,186
Machinery — 0.3%
Navistar International Corp., 8.25%, 11/01/21		310	340,613
Titan International, Inc., 7.88%, 10/01/17 (a)		940	1,010,500
			1,351,113
Media — 6.3%
CCH II LLC, 13.50%, 11/30/16		1,300	1,547,000
CCO Holdings LLC:
7.25%, 10/30/17		510	530,400
7.88%, 4/30/18		1,075	1,139,500
CSC Holdings, Inc., 8.50%, 4/15/14		680	761,600
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15 (a)		1,405	1,334,750
Checkout Holding Corp., 10.69%, 11/15/15 (a)(j)		1,425	936,938
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		639	696,510
Series B, 9.25%, 12/15/17		5,422	5,923,535
DISH DBS Corp.:
7.00%, 10/01/13		3,000	3,232,500
6.75%, 6/01/21 (a)		650	656,500
Interactive Data Corp., 10.25%, 8/01/18 (a)		1,715	1,907,937
Kabel BW Erste Beteiligungs GmbH, 7.50%, 3/15/19 (a)		1,040	1,082,900
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (a)		1,020	1,101,600
Nielsen Finance LLC:
11.63%, 2/01/14		1,239	1,458,922
7.75%, 10/15/18 (a)		1,235	1,324,538
ProQuest LLC, 9.00%, 10/15/18 (a)		415	430,044
Regal Entertainment Group, 9.13%, 8/15/18		640	680,000
UPC Germany GmbH, 8.13%, 12/01/17 (a)		3,000	3,187,500

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2011	4

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Media (concluded)
Ziggo Finance BV, 6.13%, 11/15/17 (a)	EUR	655	$947,323
			28,879,997
Metals & Mining — 1.8%
Drummond Co., Inc., 9.00%, 10/15/14 (a)	USD	1,056	1,108,800
FMG Resources August 2006 Property Ltd., 7.00%, 11/01/15 (a)		2,070	2,152,800
JMC Steel Group, 8.25%, 3/15/18 (a)		630	650,475
Novelis, Inc., 8.75%, 12/15/20 (a)		3,855	4,259,775
RathGibson, Inc., 11.25%, 2/15/14 (c)(f)		4,440	444
			8,172,294
Multiline Retail — 0.4%
Dollar General Corp., 11.88%, 7/15/17 (h)		1,775	2,027,938
Oil, Gas & Consumable Fuels — 6.8%
Alpha Natural Resources, Inc. (e):
6.00%, 6/01/19		585	588,656
6.25%, 6/01/21		730	742,775
Arch Coal, Inc., 7.25%, 10/01/20		1,530	1,614,150
Chesapeake Energy Corp.:
6.63%, 8/15/20		2,147	2,257,034
6.13%, 2/15/21		1,100	1,119,250
Coffeyville Resources LLC, 9.00%, 4/01/15 (a)		436	473,060
Consol Energy, Inc.:
8.25%, 4/01/20		1,750	1,942,500
6.38%, 3/01/21 (a)		820	828,200
Crosstex Energy LP, 8.88%, 2/15/18		100	108,500
Denbury Resources, Inc.:
9.75%, 3/01/16		925	1,040,625
8.25%, 2/15/20		670	740,350
6.38%, 8/15/21		570	577,125
El Paso Corp., 7.00%, 6/15/17		1,575	1,826,038
Energy Transfer Equity LP, 7.50%, 10/15/20		240	261,600
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19 (a)		1,300	1,306,500
Forest Oil Corp., 8.50%, 2/15/14		470	520,525
Hilcorp Energy I LP, 7.63%, 4/15/21 (a)		2,165	2,284,075
Linn Energy LLC:
8.63%, 4/15/20		1,115	1,220,925
7.75%, 2/01/21 (a)		2,165	2,284,075
Niska Gas Storage US LLC, 8.88%, 3/15/18		1,600	1,720,000
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/01/18 (a)(e)		3,215	3,290,552
Oasis Petroleum, Inc., 7.25%, 2/01/19 (a)		375	377,813

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Petrohawk Energy Corp., 6.25%, 6/01/19 (a)	USD	920	$908,500
Range Resources Corp., 5.75%, 6/01/21		1,230	1,225,387
SandRidge Energy, Inc., 7.50%, 3/15/21 (a)		825	853,875
Titan Petrochemicals Group Ltd., 8.50%, 3/18/12 (a)		1,760	1,372,800
			31,484,890
Paper & Forest Products — 2.7%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (a)(h)		4,420	4,375,305
Clearwater Paper Corp., 10.63%, 6/15/16		640	724,800
Georgia-Pacific LLC, 8.25%, 5/01/16 (a)		2,950	3,348,250
NewPage Corp., 11.38%, 12/31/14		2,615	2,523,475
Verso Paper Holdings LLC:
11.50%, 7/01/14		510	553,350
Series B, 4.02%, 8/01/14 (b)		890	856,625
			12,381,805
Pharmaceuticals — 0.4%
Valeant Pharmaceuticals International (a):
6.50%, 7/15/16		1,355	1,348,225
6.75%, 10/01/17		170	168,300
7.00%, 10/01/20		160	156,800
			1,673,325
Professional Services — 0.1%
FTI Consulting, Inc., 6.75%, 10/01/20 (a)		560	571,200
Real Estate Investment Trusts (REITs) — 0.8%
FelCor Lodging LP, 6.75%, 6/01/19 (a)		1,825	1,815,875
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (a)		280	284,200
Omega Healthcare Investors, Inc.:
7.50%, 2/15/20		1,010	1,075,650
6.75%, 10/15/22 (a)		450	448,875
			3,624,600
Real Estate Management & Development — 1.0%
Realogy Corp. (a):
11.50%, 4/15/17		1,295	1,366,225
12.00%, 4/15/17		485	508,038
7.88%, 2/15/19		2,300	2,311,500
Shea Homes LP, 8.63%, 5/15/19 (a)		610	616,862
			4,802,625
Road & Rail — 1.2%
Avis Budget Car Rental LLC, 8.25%, 1/15/19		1,805	1,870,431

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2011	5

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Road & Rail (concluded)
Florida East Coast Railway Corp., 8.13%, 2/01/17 (a)	USD	370	$385,725
The Hertz Corp. (a):
7.50%, 10/15/18		1,750	1,837,500
6.75%, 4/15/19		730	737,300
7.38%, 1/15/21		810	838,350
			5,669,306
Specialty Retail — 0.3%
United Auto Group, Inc., 7.75%, 12/15/16		1,275	1,313,250
Textiles, Apparel & Luxury Goods — 0.1%
Phillips-Van Heusen Corp., 7.75%, 11/15/23		410	458,863
Transportation Infrastructure — 0.1%
Aguila 3 SA, 7.88%, 1/31/18 (a)		353	360,943
Wireless Telecommunication Services — 2.5%
Cricket Communications, Inc., 7.75%, 5/15/16		3,050	3,240,625
Digicel Group Ltd. (a):
9.13%, 1/15/15		3,948	4,076,310
8.25%, 9/01/17		810	850,500
Intelsat Jackson Holdings SA, 7.25%, 10/15/20 (a)		980	982,450
Nextel Communications, Inc., Series E, 6.88%, 10/31/13		815	822,131
Sprint Capital Corp.:
8.38%, 3/15/12		625	654,688
6.88%, 11/15/28		1,010	979,700
			11,606,404
Total Corporate Bonds – 58.5%			269,555,829

Floating Rate Loan Interests (b)
Aerospace & Defense — 0.5%
Hawker Beechcraft Acquisition Co., LLC:
Letter of Credit Linked Deposit, 2.31%, 3/26/14	53	46,618
Term Loan, B.19%, 3/26/14	939	823,769
TransDigm, Inc., Term Loan (First Lien), 4.00% - 5.25%, 2/14/17	1,496	1,501,861
		2,372,248
Airlines — 0.7%
Delta Air Lines, Inc.:
Credit New Term Loan B, 5.50%, 4/20/17	3,000	2,968,125

Floating Rate Loan Interests (b)	Par (000)		Value
Auto Components — 0.9%
Allison Transmission, Inc., Term Loan, 2.96%, 8/07/14	USD	2,142	$2,126,135
Armored Auto Group, Inc. (FKA Viking Acquisition, Inc.), Term Loan B, 6.00%, 11/04/16		1,815	1,815,450
			3,941,585
Biotechnology — 0.2%
Grifols SA, Term Loan B, 6.00%, 11/23/16		905	911,976
Building Products — 1.6%
CPG International I, Inc., Term Loan B, 6.00%, 2/18/17		1,197	1,199,245
Goodman Global, Inc.:
Initial Term Loan (First Lien), 5.75%, 10/28/16		3,234	3,253,495
Term Loan (Second Lien), 9.00%, 10/30/17		1,200	1,235,700
Momentive Performance Materials (Blitz 06-103 GmbH), Tranche B- 2B Term Loan, 4.45%, 5/05/15	EUR	1,067	1,511,024
			7,199,464
Capital Markets — 1.0%
HarbourVest Partners, Term Loan, 6.25%, 12/14/16	USD	1,896	1,905,103
Nuveen Investments, Inc.:
Extended Term Loan (First Lien), 3.27%, 11/13/14		968	952,295
Non-Extended Term Loan (First Lien), 5.76%, 5/13/17		1,682	1,688,220
			4,545,618
Chemicals — 4.7%
AZ Chemical Inc.,, Term Loan B, 4.75%, 11/21/16		1,065	1,069,344
American Rock Salt Holdings LLC, Term Loan, 5.50%, 4/19/17		2,270	2,282,769
Chemtura Corp., Exit Term Loan, 5.50%, 8/27/16		1,300	1,306,500
Gentek, Inc., Tranche B Term Loan, 6.75%, 3/03/17		2,562	2,564,259
MDI Holdings, LLC (FKA MacDermid, Inc.), Tranche C Term Loan, 3.43%, 4/11/14	EUR	650	916,335
Nexeo Solutions, LLC, Term Loan B, 5.00%, 9/08/17	USD	1,625	1,624,493
PQ Corp. (FKA Niagara Acquisition, Inc.), Original Term Loan Facility (First Lien), 3.53%, 7/30/14		2,266	2,210,351
Styron Sarl, Term Loan B, 6.00%, 8/02/17		2,793	2,807,962
Tronox Worldwide LLC, Exit Term Loan, 7.00%, 10/15/15		4,454	4,485,384

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2011	6

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Chemicals (concluded)
Univar, Inc., Term Loan B, 5.00%, 6/30/17	USD	2,394	$2,392,717
			21,660,114
Commercial Banks — 0.4%
CIT Group Inc., Tranche 3 Term Loan, 6.25%, 8/11/15		1,792	1,809,520
Commercial Services & Supplies — 2.5%
ARAMARK Corp.:
Letter of Credit - 1 Facility, 2.12%, 1/27/14		28	27,160
Letter of Credit - 2 Facility, 3.49%, 7/26/16		29	28,764
US Term Loan, 2.18%, 1/27/14		342	337,153
US Term Loan B, 3.56%, 7/26/16		438	437,383
AWAS Finance Luxembourg Sarl, Loan B, 7.75%, 6/10/16		813	828,645
Adesa, Inc. (KAR Holdings, Inc.), Initial Term Loan B, 5.00%, 5/19/17		2,400	2,407,200
Altegrity, Inc. (FKA US Investigations Services, Inc.), Tranche D Term Loan, 7.75%, 2/21/15		2,978	3,001,692
Delos Aircraft, Inc., Term Loan 2, 7.00%, 3/17/16		975	976,741
Quad/Graphics, Inc., Term Loan, 5.50%, 4/14/16		943	942,090
Synagro Technologies, Inc., Term Loan (First Lien), 2.20%, 4/02/14		881	830,335
Volume Services America, Inc. (Centerplate), Term Loan B, 10.50%, 9/16/16		1,791	1,802,194
			11,619,357
Communications Equipment — 1.3%
Avaya, Inc.:
Term Loan B, 3.01%, 10/26/14		1,837	1,772,396
Term Loan B-3, 4.76%, 10/26/17		2,943	2,864,353
CommScope, Inc., Term Loan B, 5.00%, 1/14/18		1,500	1,507,500
			6,144,249
Construction & Engineering — 0.8%
BakerCorp., Inc., Term Loan B, 5.00%, 6/08/17		1,100	1,102,750
Safway Services, LLC, First Out Tranche Loan, 9.00%, 12/16/17		2,750	2,750,000
			3,852,750

Floating Rate Loan Interests (b)	Par (000)		Value
Consumer Finance — 0.9%
Springleaf Financial Funding Co. (FKA AGFS Funding Co.), Term Loan, 5.50%, 5/05/17	USD	4,250	$4,243,362
Containers & Packaging — 0.4%
Berry Plastics Holding Corp., Term Loan C, 2.23%, 4/03/15		340	327,056
Graham Packaging Co., LP, Term Loan D, 6.00%, 9/23/16		1,692	1,696,189
			2,023,245
Diversified Consumer Services — 2.7%
Coinmach Service Corp., Term Loan, 3.26%, 11/20/14		4,548	4,377,192
Laureate Education:
Closing Date Term Loan, 3.52%, 8/17/14		710	704,173
Delayed Draw Term Loan, 3.52%, 8/17/14		106	105,433
Series A New Term Loan, 7.00%, 8/31/14		4,317	4,328,198
ServiceMaster Co.:
Closing Date Term Loan, 2.81%, 7/24/14		2,659	2,593,492
Delayed Draw Term Loan, 2.75%, 7/24/14		265	258,273
			12,366,761
Diversified Financial Services — 0.7%
Reynolds Group Holdings, Inc., Term Loan E, 4.25%, 2/09/18		3,000	2,998,125
Diversified Telecommunication Services — 0.8%
Hawaiian Telcom Communications, Inc., Term Loan, 9.00%, 11/01/15		3,618	3,711,139
Electrical Equipment — 0.1%
Generac Acquisition Corp., Term Loan (First Lien), 2.71%, 11/11/13		297	295,028
Electronic Equipment, Instruments & Components — 1.2%
Aeroflex Inc., Term Loan B, 4.25%, 5/09/18		1,800	1,800,000
CDW LLC (FKA CDW Corp.):
Extended Term Loan B, 4.50%, 7/14/17		1,781	1,774,799
Non-Extended Term Loan, 3.95%, 10/10/14		2,114	2,106,934
			5,681,733

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2011	7

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Energy Equipment & Services — 0.6%
MEG Energy Corp., Tranche D Term Loan, 4.00%, 3/16/18	USD	2,700	$2,705,484
Food & Staples Retailing — 2.1%
AB Acquisitions UK Topco 2 Ltd. (FKA Alliance Boots), Facility B1, 3.59%, 7/05/15	GBP	3,000	4,811,623
Pilot Travel Centers LLC, Initial Tranche B Term Loan, 4.25%, 3/30/18	USD	1,500	1,505,157
U.S. Foodservice, Inc.:
Term Loan B, 2.70%, 7/03/14		2,203	2,085,665
Term Loan 2, 5.75%, 5/25/17		1,300	1,278,333
			9,680,778
Food Products — 3.4%
Advance Pierre Foods, Term Loan, (Second Lien):
7.00%, 9/30/16		2,886	2,901,131
11.25%, 9/29/17		1,800	1,829,250
Del Monte Corp., Term Loan B, 4.50%, 3/08/18		5,050	5,048,389
Green Mountain Coffee Roasters, Inc., Term B Facility, 5.50%, 12/16/16		433	433,634
Michaels Foods Group, Inc. (FKA M-Foods Holdings, Inc.), Term Loan B, 4.25%, 2/23/18		1,160	1,163,738
Pinnacle Foods Finance LLC, Tranche D Term Loan, 6.00%, 4/02/14		1,505	1,519,590
Solvest, Ltd. (Dole):
Tranche B-1 Term Loan, 5.50%, 3/02/17		776	779,141
Tranche C-1 Term Loan, 5.00%, 3/02/17		1,926	1,934,084
			15,608,957
Health Care Equipment & Supplies — 0.9%
DJO Finance LLC (FKA ReAble Therapeutics Finance LLC), Term Loan, 3.19%, 5/20/14		1,718	1,705,185
Iasis Healthcare LLC, Term Loan, 5.00%, 5/03/18		2,600	2,601,950
			4,307,135
Health Care Providers & Services — 3.7%
CHS/Community Health Systems, Inc.:
Non-Extended Delayed Draw Term Loan, 2.50%, 7/25/14		72	69,965
Non-Extended Term Loan, 2.50%, 7/25/14		1,426	1,377,112
ConvaTec, Inc., Dollar Term Loan, 5.75%, 12/22/16		1,297	1,299,992
DaVita, Inc., Term Loan B, 4.50%, 10/20/16		1,995	2,006,222

Floating Rate Loan Interests (b)	Par (000)		Value
Health Care Providers & Services (concluded)
Emergency Medical Services, Term Loan, 5.25%, 5/02/18	USD	2,000	$1,995,358
HCA, Inc.:
Tranche A-1 Term Loan, 1.56%, 11/19/12		1,329	1,321,455
Tranche B-1 Tern Loan, 2.56%, 11/18/13		245	243,570
Harden Healthcare, Inc.:
Tranche A Additional Term Loan, 7.75%, 3/02/15		2,459	2,409,756
Tranche A Term Loan, 8.50%, 3/02/15		703	689,359
inVentiv Health, Inc. (FKA Ventive Health, Inc.), Term Loan B, 4.75%, 8/04/16		3,019	3,024,185
Renal Advantage Holdings, Inc., Tranche B Term Loan, 5.75%, 12/16/16		1,297	1,304,044
Vanguard Health Holding Co. II, LLC (Vanguard Health Systems, Inc.), Initial Term Loan, 5.00%, 1/29/16		1,401	1,400,073
			17,141,091
Health Care Technology — 0.7%
IMS Health, Inc., Tranche B Dollar Term Loan, 4.50%, 8/25/17		2,180	2,184,175
MedAssets, Inc., Term Loan B, 5.25% - 6.00%, 11/16/16		988	993,360
			3,177,535
Hotels, Restaurants & Leisure — 5.4%
Blackstone UTP Capital LLC, Loan, 7.75%, 11/06/14		2,299	2,333,788
Dunkin’ Brands, Inc., Term Loan B, 4.25%, 11/23/17		2,893	2,894,558
Gateway Casinos & Entertainment, Ltd., Term Loan B, 6.50%, 4/20/16	CAD	1,097	1,135,352
Golden Living, Term Loan, 5.00%, 5/04/18	USD	2,100	2,066,400
Harrah’s Operating Co., Inc.:
Term Loan B-1, 3.27%, 1/28/15		1,424	1,324,661
Term Loan B-2, 3.19%, 1/28/15		1,260	1,172,430
Term Loan B-3, 3.30%, 1/28/15		5,729	5,331,371
Term Loan B-4, 9.50%, 10/31/16		576	610,604
Seaworld Parks & Entertainment, Inc. (FKA SW Acquisitions Co., Inc.), Term Loan B, 4.00%, 8/17/17		2,481	2,489,404
Six Flags Theme Parks, Inc., Tranche B Term Loan (First Lien), 5.25%, 6/30/16		3,386	3,410,068

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2011	8

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Hotels, Restaurants & Leisure (concluded)
VML US Finance LLC (FKA Venetian Macau):
New Project Term Loan, 4.70%, 5/27/13	USD	888	$885,967
Term B Delayed Draw Project Loan, 4.70%, 5/25/12		1,044	1,043,537
Term B Funded Project Loan, 4.70%, 5/27/13		181	180,700
			24,878,840
Household Durables — 0.3%
Visant Corp. (FKA Jostens), Term Loan B, 5.25%, 12/22/16		1,476	1,474,585
IT Services — 3.4%
Ceridian Corp., US Term Loan, 3.19%, 11/10/14		3,077	2,990,657
First Data Corp.:
Extended Term Loan B, 4.19%, 3/23/18		6,585	6,142,409
Initial Tranche B-1 Term Loan, 2.94%, 9/24/14		147	137,138
Initial Tranche B-2 Term Loan, 2.94%, 9/24/14		449	419,911
Initial Tranche B-3 Term Loan, 2.94%, 9/24/14		210	196,241
infoGROUP, Inc., Term Loan, 5.75%, 5/22/18		965	957,762
iPayment, Inc., Term Loan B, 5.75%, 5/08/17		1,200	1,205,500
TransUnion LLC, Replacement Term Loan, 4.75%, 2/12/18		3,730	3,742,827
			15,792,445
Independent Power Producers & Energy Traders — 1.8%
AES Corp., Term Loan B, 4.00%, 5/17/18		1,800	1,798,314
Calpine Corp., Term Loan B, 4.50%, 4/02/18		3,100	3,106,200
Texas Competitive Electric Holdings Co., LLC (TXU):
Initial Tranche B-1 Term Loan, 4.71%, 10/10/17		250	197,250
Initial Tranche B-2 Term Loan, 3.73%, 10/10/14		2,155	1,834,592
Initial Tranche B-3 Term Loan, 3.73%, 10/10/14		1,442	1,227,624
			8,163,980
Industrial Conglomerates — 0.8%
Sequa Corp., Term Loan, 3.50%, 12/03/14		1,393	1,375,327
Tomkins Plc, Term Loan B, 4.25%, 9/29/16		2,460	2,466,029
			3,841,356

Floating Rate Loan Interests (b)	Par (000)		Value
Internet & Catalog Retail — 0.2%
FTD Group, Inc., Tranche B Term Loan, 6.75%, 8/26/14	USD	1,025	$1,023,667
Leisure Equipment & Products — 0.4%
EB Sports Corp., Loan, 11.50%, 12/31/15		1,641	1,640,925
Media — 10.5%
Acosta, Inc., Term Loan, 4.75%, 3/01/18		1,800	1,801,800
Affinion Group, Inc., Tranche B Term Loan, 5.00%, 10/10/16		990	989,262
Cengage Learning Acquisitions, Inc. (Thomson Learning):
Term Loan, 2.44%, 7/03/14		1,244	1,157,868
Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		1,263	1,263,590
Charter Communications Operating, LLC:
Term Loan B, 7.25%, 3/06/14		46	46,514
Term Loan C, 3.56%, 9/06/16		2,677	2,677,993
Clear Channel Communications, Inc., Term Loan B, 3.84%, 1/28/16		3,145	2,748,818
Ellis Communications KDOC, LLC, Loan, 10.00%, 12/30/11		6,303	2,363,538
Getty Images, Inc., Initial Term Loan, 5.25%, 11/07/16		3,240	3,258,084
HMH Publishing Co., Ltd., Tranche A Term Loan, 6.03%, 6/12/14		2,358	2,221,565
Hubbard Broadcasting, Second Lien Term Loan B, 5.25%, 4/28/17		1,100	1,106,875
Intelsat Jackson Holdings S A (FKA Intelsat Jackson Holdings, Ltd.), Tranche B Term Loan, 5.25%, 4/02/18		8,000	8,045,552
Interactive Data Corp., Term Loan, 4.75%, 2/12/18		1,700	1,704,240
Lavena Holding 3 GmbH (Prosiebensat.1 Media AG):
Facility B1, 3.68%, 3/06/15	EUR	304	398,651
Facility C1, 3.93%, 3/04/16		608	797,302
Mediacom Illinois, LLC (FKA Mediacom Communications, LLC), Tranche D Term Loan, 5.50%, 3/31/17	USD	985	987,463
Newsday LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		4,250	4,515,625
Sinclair Television Group, Inc., New Tranche B Term Loan, 4.00%, 10/28/16		1,318	1,317,883
Springer Science+Business Media SA, Facility A1, 6.75%, 6/30/15	EUR	1,900	2,747,960
Sunshine Acquisition Ltd. (FKA HIT Entertainment), Term Facility, 5.52%, 6/01/12	USD	1,926	1,902,459

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2011	9

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Media (concluded)
UPC Broadband Holding B.V., Term U, 5.24%, 12/31/17	EUR	1,246	$1,788,611
Univision Communications, Inc., Extended First Lien Term Loan, 4.44%, 3/31/17	USD	2,677	2,584,599
Weather Channel, Term Loan B, 4.25%, 2/13/17		1,696	1,704,936
			48,131,188
Metals & Mining — 1.8%
Novelis Inc., Term Loan, 4.00%, 3/10/17		3,142	3,154,891
Walter Energy, Inc., Term Loan B, 4.00%, 4/02/18		5,100	5,110,430
			8,265,321
Multi-Utilities — 0.1%
FirstLight Power Resources, Inc. (FKA NE Energy, Inc.), Term B Advance (First Lien), 2.81%, 11/01/13		421	416,258
Multiline Retail — 1.4%
Dollar General Corp., Tranche B-2 Term Loan, 2.94%, 7/07/14		1,439	1,435,032
Hema Holding BV:
Facility B, 3.25%, 7/06/15	EUR	369	527,318
Facility C, 4.00%, 7/05/16		369	527,318
Facility D, 6.25%, 1/05/17		2,900	4,121,221
			6,610,889
Oil, Gas & Consumable Fuels — 0.9%
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15	USD	3,981	4,040,278
Paper & Forest Products — 0.9%
Verso Paper Finance Holdings LLC, Term Loan with PIK Option 6.52%, 2/01/13 (h)		4,424	3,981,913
Personal Products — 0.1%
NBTY, Inc., Term Loan B, 4.25%, 10/02/17		381	380,772
Pharmaceuticals — 1.1%
Axcan Pharma, Inc., Term Loan, 5.50%, 2/10/17		1,796	1,786,522
Quinteles Transnational Corp., Term Loan, 5.75%, 6/08/18		1,150	1,142,094
Warner Chilcott Corp.:
Term Loan B-1, 4.25%, 3/15/18		960	961,794
Term Loan B-2, 4.25%, 3/15/18		480	480,897
Term Loan B-3, 4.25%, 3/15/18		660	661,279
			5,032,586
Floating Rate Loan Interests (b)	Par (000)		Value
Professional Services — 0.8%
Booz Allen Hamilton, Inc., Tranche B Term Loan, 4.00%, 8/03/17	USD	1,650	$1,657,366
Fifth Third Processing Solutions, LLC, Term Loan B (First Lien), 4.75%, 11/03/16		2,095	2,095,797
			3,753,163
Real Estate Investment Trusts (REITs) — 1.0%
iStar Financial, Inc., Term Loan (Second Lien), 5.00%, 6/28/13		4,429	4,405,899
Real Estate Management & Development — 1.3%
Realogy Corp.:
Extended Synthetic Letter of Credit Loan, 4.64%, 10/10/16		671	623,729
Extended Term Loan B, 4.52%, 10/10/16		5,956	5,535,820
			6,159,549
Semiconductors & Semiconductor Equipment — 0.4%
Freescale Semiconductor, Inc., Extended Maturity Term Loan, 4.46%, 12/01/16		733	729,765
Microsemi Corp., Term Loan B, 4.00%, 11/02/17		1,297	1,301,072
			2,030,837
Software — 0.1%
Telcordia Technologies, Inc., Term Loan, 6.75%, 4/09/16		481	480,719
Specialty Retail — 3.2%
Burlington Coat Factory Warehouse Corp., Term Loan B, 6.25%, 2/18/17		1,421	1,420,727
General Nutrition Centers, Inc., Term Loan B, 4.25%, 3/02/18		2,175	2,176,631
J. Crew Group, Inc., Term Loan B, 4.75%, 3/07/18		655	642,105
Jo-Ann Stores, Inc., Term Loan B, 4.75%, 3/16/18		800	791,400
Michaels Stores, Inc.:
Term Loan B-1, 2.56%, 10/31/13		980	967,428
Term Loan B-2, 4.81%, 7/31/16		502	503,560
Petco Animal Supplies, Inc., Term Loan B, 4.50%, 11/24/17		2,708	2,705,232
Sensata Technologies Finance Company, LLC, New Term Loan, 4.00%, 5/11/18		2,760	2,764,024
Toys ‘R’ Us Delaware, Inc.: Initial Loan, 4.25%, 9/01/16		1,727	1,729,338

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2011	10

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Specialty Retail (concluded)
Term Loan B, 5.25%, 6/14/18	USD	1,150	$1,140,214
			14,840,659

Wireless Telecommunication Services — 1.6%
MetroPCS Wireless, Inc., Term Loan B, 4.00%, 3/16/18		1,496	1,489,393
Vodafone Americas Finance 2 Inc., Initial Loan, 6.88%, 8/11/15		5,694	5,865,143
			7,354,536
Total Floating Rate Loan Interests – 70.3%			323,665,744

Other Interests (k)	Beneficial Interest (000)
Auto Components — 0.0%
Intermet Liquidating Trust Class A		833	8
Diversified Financial Services — 0.3%
J.G. Wentworth LLC Preferred Equity Interests (l)		1	1,320,018
Hotels, Restaurants & Leisure — 0.0%
Buffets, Inc.		1,440	14
Household Durables — 0.4%
Stanley Martin, Class B Membership Units (l)		2	1,764,459
Media — 0.0%
Adelphia Escrow		7,500	75
Adelphia Preferred Escrow		5	0
Adelphia Recovery Trust		9,406	941
Adelphia Recovery Trust, Series ACC-6B INT		500	50
			1,066
Metals & Mining — 0.5%
RathGibson Acquisition Corp. LLC (l)		280	2,459,747
Specialty Retail — 0.0%
Movie Gallery, Inc. Default Escrow		21,700	217
Total Other Interests – 1.2%			5,545,529

Warrants (l)	Shares		Value
Health Care Providers & Services — 0.0%
HealthSouth Corp. (Expires 1/16/14)		126,761	$1
Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (Expires 4/29/14)		1,216	12
Media — 0.0%
Charter Communications, Inc. (Expires 11/30/14)		12,661	164,593
Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/29/17)		1,247	13
HMH Holdings/EduMedia (Expires 3/09/17)		24,924	—
			13
Total Warrants – 0.0%			164,619
Total Long-Term Investments (Cost – $673,107,164) – 135.2%			621,201,445

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (n)(o)		2,969,926	2,969,926
Total Short-Term Securities (Cost – $2,969,926) – 0.7%			2,969,926
Total Investments (Cost – $676,077,090*) – 135.5%			624,171,371
Liabilities in Excess of Other Assets – (35.5)%			(163,431,899)
Net Assets – 100.0%			$460,739,472

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2011	11

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$676,808,394
Gross unrealized appreciation	$28,182,237
Gross unrealized depreciation	(80,111,263)
Net unrealized depreciation	$(51,929,026)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	Restricted security as to resale. As of report date the Fund held less than 0.1% of its net assets, with a current market value of $14,518 and an original cost of $1,027, in this security.

(e)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Citigroup Global Market	$929,200	$15,971
Credit Suisse International	$649,031	$4,031
Deutsche Bank Securities	$606,750	$6,750
JPMorgan Chase	$3,290,552	$75,553
Morgan Stanley Co.	$1,503,343	$18,343

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(h)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(i)	Convertible security.

(j)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(k)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(l)	The investment is held by a wholly-owned taxable subsidiary of the Fund.

(m)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(n)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at February 28, 2011	Net Activity	Shares Held at May 31, 2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	436,377	2,533,549	2,969,926	$1,197

(o)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of May 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation Depreciation
USD	1,204,735	CAD	1,158,000	Citibank NA	7/07/11	$10,549
USD	24,334,995	EUR	16,740,500	UBS AG	7/27/11	276,002
USD	4,997,378	GBP	3,056,500	Citibank NA	7/27/11	(28,421)
Total						$258,130

•	Credit default swaps on single-name issues - buy protection outstanding as of May 31, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	National Amount (000)	Unrealized Depreciation
K. Hovnanian Enterprises, Inc.	5.00%	Goldman Sachs International	9/20/13	$250	$(499)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2011	12

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

The following tables summarize the inputs used as of May 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$3,116,332	$5,181,684	$8,298,016
Common Stocks	$1,673,703	4,558,717	7,739,288	13,971,708
Corporate Bonds	—	255,474,034	14,081,795	269,555,829
Floating Rate Loan Interests	—	281,268,758	42,396,986	323,665,744
Other Interests	991	—	5,544,538	5,545,529
Warrants	164,593	—	26	164,619
Short-Term Securities	2,969,926	—	—	2,969,926
Liabilities:
Unfunded Loan Commitments	—	—	(3,688)	(3,688)
Total	$4,809,213	$544,417,841	$74,940,629	$624,167,683

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$286,551	$—	$286,551
Liabilities:
Credit Contracts	—	(499)	—	(499)
Foreign currency exchange contracts	—	(28,421)	—	(28,421)
Total	$—	$257,631	$—	$257,631

[1] Derivative financial instruments are swaps and foreign currency exchange contracts. Swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Unfunded Loan Commitments	Total
Assets/Liabilities:
Balance, as of February 28, 2011	$6,393,325	$926,586	$12,777,038	$50,753,656	$4,757,077	$26	—	$75,607,708
Accrued discounts/ premiums	17,242	—	128,357	91,302	—	—	—	236,901
Net realized gain (loss)	62,231	—	11,620	17,095	—	—	—	90,946
Net change in unrealized appreciation/depreciation[2]	(89,889)	(3,693,464)	1,313,280	3,502,875	787,466	—	$(3,688)	1,816,580
Purchases	1,712,700	10,499,620	—	2,529,820	—	—	—	14,742,140
Sales	(1,813,925)	—	(148,500)	(12,743,255)	—	—	—	(14,705,680)
Transfers in3	—	6,546	—	7,600,945	—	—	—	7,607,491
Transfers out[3]	(1,100,000)	—	—	(9,355,452)	(5)	—	—	(10,455,457)
Balance, as of May 31, 2011	$5,181,684	$7,739,288	$14,081,795	$42,396,986	$5,544,538	$26	$(3,688)	$74,940,629

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2011	13

Schedule of Investments (concluded)	BlackRock Debt Strategies Fund, Inc. (DSU)

[2] The change in unrealized appreciation/depreciation on securities still held on May 31, 2011 was $(1,575,927).

[3] The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivatives is presented when the Fund had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2011	14

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Debt Strategies Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Debt Strategies Fund, Inc.

Date: July 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Debt Strategies Fund, Inc.

Date: July 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Debt Strategies Fund, Inc.

Date: July 26, 2011